SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue from Sino-foreign Jointly Managed Academic Programs	$ 1,420,418	$ 1,264,823
Revenue from Technological Consulting Services for Smart Campus Solutions	338,003	933,240
Revenue from Overseas Study Consulting Services	26,033	72,725
Revenue from tailored job readiness training services	66,097	0
Total Revenue	$ 1,850,551	$ 2,270,788